Related Parties - Summary of Transactions with Related Parties (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Materials purchased from subsidiaries	$ 6,809,244	$ 5,622,791	$ 9,829,991
Network maintenance service cost	956,132	778,191	789,253
Software service expense	16,161	13,784	15,695
Seguros Inbursa SA and Fianzas Guardiana Inbursa, SA [member]
Disclosure of transactions between related parties [line items]
Insurance premium	$ 2,623,795	$ 2,541,703	$ 3,330,038